Reserve for Life-Contingent Contract Benefits and Contractholder Funds (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Contractholder funds activity
Balance at beginning of period	$ 48,195	$ 52,582
Deposits	2,318	3,438
Interest credited	1,629	1,794
Benefits	(1,461)	(1,552)
Surrenders and partial withdrawals	(6,398)	(5,203)
Maturities and retirements of institutional products	(867)	(1,833)
Contract charges	(1,028)	(983)
Net transfers from separate accounts	12	11
Fair value hedge adjustments for institutional products	(34)	(196)
Other adjustments	(34)	137
Balance at end of period	$ 42,332	$ 48,195